Note 18 Other Intangible Assets (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other intangible assets [Line Items]
Intangible assets other than goodwill	€ 1,790	€ 1,568	€ 1,449
Computer software [member]
Other intangible assets [Line Items]
Intangible assets other than goodwill	1,764	1,535	1,393
Intangible Assets With Indefinite Useful Life
Other intangible assets [Line Items]
Intangible assets other than goodwill	9	8	13
Intangible assets with definite useful life [Member]
Other intangible assets [Line Items]
Intangible assets other than goodwill	€ 17	€ 25	€ 43